Leases - Schedule of Operating Lease (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Operating Lease [Abstract]
Operating lease right-of-use assets	$ 14,181	$ 18,035
Operating lease liabilities – current	7,414	7,374
Operating lease liabilities – noncurrent		7,584
Total operating lease liabilities	$ 7,414	$ 14,958
Weighted-average remaining lease term (years)	1 year 11 months 1 day	2 years 5 months 1 day
Weighted-average discount rate	2.80%	2.80%